Note 12 - Income Taxes (Tables)	12 Months Ended
Oct. 31, 2020
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Fiscal year ended October 31, 2020	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	18,041	—	18,041
Totals	$18,041	$—	$18,041
Fiscal year ended October 31, 2019	Current	Deferred	Total
U.S. Federal	$726	$(726)	$—
State	(5,805)	—	(5,805)
Totals	$(5,079)	$(726)	$(5,805)
Fiscal year ended October 31, 2018	Current	Deferred	Total
U.S. Federal	$14,163	$(49,281)	$(35,118)
State	18,467	—	18,467
Totals	$32,630	$(49,281)	$(16,651)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended October 31,
	2020	2019	2018
“Expected” income taxes (benefit)	$(1,281,668)	$(1,191,776)	$243,772
Increase (reduction) in income tax expense (benefit) resulting from:
Remeasurement of deferred taxes related to the Tax Act	—	—	1,272,517
State income taxes, net of federal benefit	(139,736)	(12,875)	2,641
Meals and Entertainment	7,317	17,999	24,661
Provision to return reconciliation adjustment	350	6,400	(57,118)
Excess tax benefits related to share-based compensation	14,473	(90,603)	—
Non-deductible officers' compensation	—	31,456	—
Other differences, net	6,088	3,434	964
Change in valulation allowance	1,411,217	1,230,160	(1,504,088)
Reported income tax benefit	$18,041	$(5,805)	$(16,651)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	October 31,
	2020	2019
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$139,809	$54,370
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	764,183	769,871
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	294,857	111,677
Share-based compensation expense	16,814	20,410
Section 163(j) interest	254,520	121,583
Expenses incurred related to expected PPP Loan forgiveness	1,162,161	—
Net operating loss carryforwards	2,163,956	2,374,774
AMT credit carryforwards	25,003	50,007
Other	53,136	53,997
Total gross deferred tax assets	4,874,439	3,556,689
Valuation allowance	(4,759,862)	(3,348,645)
Net deferred tax assets	114,577	208,044
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(86,997)	(155,461)
Other receivables, due to accrual for financial reporting purposes	(2,577)	(2,576)
Total gross deferred tax liabilities	(89,574)	(158,037)
Net deferred tax asset	$25,003	$50,007

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	October 31,
	2020	2019
Unrecognized tax benefits balance at beginning of year	$48,941	$60,147
Gross decreases for tax positions of prior years	—	(11,206)
Gross increases for current year tax positions	—	—
Unrecognized tax benefits balance at end of year	$48,941	$48,941